Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 244,889	$ 90,973
Accumulated amortization	99,807	80,572
Amortized balance of intangible assets, Net	145,082	10,401
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	120,780	59,910
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	100,831	31,063
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	5,960
In-Process Research & Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	6,920
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 10,398